Document and Entity Information	Oct. 19, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001841968
Document Type	8-K
Document Period End Date	Oct. 19, 2022
Entity Registrant Name	P10, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40937
Entity Tax Identification Number	87-2908160
Entity Address, Address Line One	4514 Cole Avenue
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75205
City Area Code	(214)
Local Phone Number	865-7998
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share par value $0.001 per share
Trading Symbol	PX
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false